Unaudited interim condensed consolidated statements of comprehensive loss - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Unaudited interim condensed consolidated statements of comprehensive loss
Revenue	€ 51,871	€ 9,719	€ 116,831	€ 21,824
Cost of sales	43,760	6,815	95,707	13,833
Gross profit	8,111	2,904	21,124	7,991
Research and development expenses	4,053	3,119	8,388	5,810
General administrative expenses	10,494	7,767	22,090	15,665
Selling expenses	1,942	2,386	3,891	4,712
Impairment of financial assets	580	500	675	1,674
Other operating income	1,276	801	1,642	1,746
Other operating expenses	2	37	36	138
Operating loss	(7,684)	(10,104)	(12,314)	(18,262)
Interest and similar income		13		13
Interest and similar expense	212	269	471	718
Financial costs, net	(212)	(256)	(471)	(705)
Loss before taxes	(7,896)	(10,360)	(12,785)	(18,967)
Income tax expenses	124		124	129
Loss for the period	(8,020)	(10,360)	(12,909)	(19,096)
Other comprehensive income/ (loss), all attributable to equity holders of the parent	(191)	(6)	(70)	70
Total comprehensive loss	(8,211)	(10,366)	(12,979)	(19,026)
Attributable to:
Equity holders of the parent	(8,222)	(10,364)	(13,025)	(18,963)
Non-controlling interests	11	(2)	46	(63)
Total comprehensive loss	€ (8,211)	€ (10,366)	€ (12,979)	€ (19,026)
Loss per share - Basic and diluted (in EUR)	€ (0.37)	€ (0.52)	€ (0.58)	€ (0.95)